Business Combination (Details) - Schedule of summarizes the Verde Clean Fuels common stock outstanding	3 Months Ended
	Mar. 31, 2023 shares
Business Combination (Details) - Schedule of summarizes the Verde Clean Fuels common stock outstanding [Line Items]
shares	31,858,620
Percentage of Common Stock	100.00%
Earn Out Equity shares	3,500,000	[1]
Total diluted shares at Closing (including shares above)	35,358,620	[2]
Cenaq Public Stockholders [Member]
Business Combination (Details) - Schedule of summarizes the Verde Clean Fuels common stock outstanding [Line Items]
shares	1,846,120	[3]
Percentage of Common Stock	5.79%	[3]
Holdings [Member]
Business Combination (Details) - Schedule of summarizes the Verde Clean Fuels common stock outstanding [Line Items]
shares	23,300,000	[4]
Percentage of Common Stock	73.14%	[4]
New Pipe Investors (Excluding Holdings) [Member]
Business Combination (Details) - Schedule of summarizes the Verde Clean Fuels common stock outstanding [Line Items]
shares	2,400,000	[5]
Percentage of Common Stock	7.53%	[5]
Sponsor and Anchor Investors [Member]
Business Combination (Details) - Schedule of summarizes the Verde Clean Fuels common stock outstanding [Line Items]
shares	1,078,125	[6]
Percentage of Common Stock	3.39%	[6]
Sponsor Earn Out shares [Member]
Business Combination (Details) - Schedule of summarizes the Verde Clean Fuels common stock outstanding [Line Items]
shares	3,234,375	[7]
Percentage of Common Stock	10.15%	[7]

[1]	Includes 3,500,000 shares of Class C Common Stock issuable to Holdings upon the occurrence of the Triggering Events.
[2]	Excludes 12,937,479 and 2,475,000 shares of Class A common stock issuable upon the exercise of the Public Warrants and Private Placement Warrants, respectively.
[3]	CENAQ Public Stockholders holding 15,403,880 shares of Class A Common Stock exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account. Excludes 189,750 Underwriters Forfeited Shares owned by Imperial Capital, LLC and I-Bankers Securities, Inc. that were forfeited as of Closing pursuant to the Underwriters Letter.
[4]	Includes (i) 22,500,000 shares of Class C Common Stock issued to Holdings at Closing, representing 100% of the shares of Class C Common Stock outstanding as of February 15, 2023, and (ii) 800,000 shares of Class A Common Stock acquired by Holdings in the PIPE Financing.
[5]	Excludes 800,000 shares of Class A Common Stock acquired by Holdings in the PIPE Financing.
[6]	Includes 253,125 and 825,000 shares of Class A Common Stock issued to the Sponsor and Anchor Investors, respectively, upon conversion of a portion of their current Class B Common Stock at Closing.
[7]	Includes 3,234,375 shares of Class A Common Stock issued to the Sponsor that are subject to forfeiture pursuant to the Sponsor Letter. These shares will no longer be subject to forfeiture upon the occurrence of the Triggering Events. Excludes 2,475,000 shares of Class A Common Stock issuable upon the exercise of the Private Placement Warrants held by Sponsor.